Description of Business, History and Summary of Significant Policies: Fair Value of Financial Instruments (Policies)	12 Months Ended
Jun. 30, 2013
Policies
Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company has adopted ASC 805, “Disclosure About Fair Value of Financial Instruments”, which requires the Company to disclose, when reasonably attainable, the fair market values of its assets and liabilities which are deemed to be financial instruments. The carrying amounts and estimated fair values of the Company’s financial instruments approximate their fair value due to the short-term nature.